Floating Rate Portfolio as of October 31, 2000

PORTFOLIO OF INVESTMENTS

SENIOR, SECURED, FLOATING RATE
INTERESTS -- 69.1%(1)

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                              VALUE
-------------------------------------------------------------------------------------------

Advertising -- 0.8%
-------------------------------------------------------------------------------------------
              LAMAR MEDIA CORP.
$  1,220,000  Term loan, maturing 3/1/06                                    $  1,224,575
-------------------------------------------------------------------------------------------
                                                                            $  1,224,575
-------------------------------------------------------------------------------------------

Aerospace & Defense -- 0.8%
-------------------------------------------------------------------------------------------
              UNITED DEFENSE INDUSTRIES, INC.
$    610,000  Term loan, maturing 10/6/05                                   $    606,950
     610,000  Term loan, maturing 10/6/06                                        606,950
-------------------------------------------------------------------------------------------
                                                                            $  1,213,900
-------------------------------------------------------------------------------------------

Auto Components -- 0.8%
-------------------------------------------------------------------------------------------
              AMERICAN AXLE & MANUFACTURING, INC.
$  1,230,000  Term loan, maturing 4/30/06                                   $  1,225,772
-------------------------------------------------------------------------------------------
                                                                            $  1,225,772
-------------------------------------------------------------------------------------------

Broadcast Media -- 4.2%
-------------------------------------------------------------------------------------------
              BLACK ENTERTAINMENT TELEVISION
$  1,227,520  Term loan, maturing 6/30/06                                   $  1,212,688
              DISCOVERY COMMUNICATIONS, INC.
   1,000,000  Term loan, maturing 5/13/04                                        982,500
              ENTRAVISION COMMUNICATIONS CORP.
   1,200,000  Term loan, maturing 12/31/08                                     1,211,813
              LIN TELEVISION CORP.
   1,500,000  Term loan, maturing 3/31/07                                      1,496,562
              SUSQUEHANNA MEDIA CO.
   1,230,000  Term loan, maturing 6/30/08                                      1,231,922
-------------------------------------------------------------------------------------------
                                                                            $  6,135,485
-------------------------------------------------------------------------------------------

Cable Television -- 6.1%
-------------------------------------------------------------------------------------------
              CENTURY CABLE HOLDINGS, LLC
$  1,500,000  Term loan, maturing 12/31/09                                  $  1,496,016
              CHARTER COMMUNICATIONS OPERATING, LLC.
   3,000,000  Term loan, maturing 3/18/08                                      2,992,233
              CHELSEA COMMUNICATIONS, INC.
   1,000,000  Term loan, maturing 12/31/04                                       997,500
              FALCON HOLDING GROUP, L.P.
   1,000,000  Term loan, maturing 12/31/07                                       994,792
              FRONTIERVISION OPERATING PARTNERS, L.P.
   1,220,000  Term loan, maturing 3/31/06                                      1,216,950
              INSIGHT KENTUCKY PARTNERS I, L.P.
   1,220,000  Term loan, maturing 4/30/08                                      1,213,646
-------------------------------------------------------------------------------------------
                                                                            $  8,911,137
-------------------------------------------------------------------------------------------

Casinos & Gaming -- 1.7%
-------------------------------------------------------------------------------------------
              BOYD GAMING CORPORATION
$  1,230,000  Term loan, maturing 6/15/05                                   $  1,232,813
              ISLE OF CAPRI CASINOS
     649,036  Term loan, maturing 3/2/06                                         653,549
     567,906  Term loan, maturing 3/2/07                                         571,855
-------------------------------------------------------------------------------------------
                                                                            $  2,458,217
-------------------------------------------------------------------------------------------

Chemicals -- 3.4%
-------------------------------------------------------------------------------------------
              ARTEVA B.V. (KOSA)
$  1,230,000  Term loan, maturing 12/31/06                                  $  1,236,791
              HUNTSMAN CORPORATION
   1,220,000  Term loan, maturing 12/31/04                                     1,203,225
              HUNTSMAN ICI CHEMICALS LLC
     610,000  Term loan, maturing 6/30/07                                        615,234
     610,000  Term loan, maturing 6/30/08                                        612,496
              LYONDELL PETROCHEMICAL COMPANY
   1,230,000  Term loan, maturing 6/30/07                                      1,271,800
-------------------------------------------------------------------------------------------
                                                                            $  4,939,546
-------------------------------------------------------------------------------------------

Commercial Services -- 0.8%
-------------------------------------------------------------------------------------------
              VOLUME SERVICES, INC.
$  1,230,000  Term loan, maturing 12/31/02                                  $  1,233,844
-------------------------------------------------------------------------------------------
                                                                            $  1,233,844
-------------------------------------------------------------------------------------------

Communications Equipment -- 0.8%
-------------------------------------------------------------------------------------------
              AMPHENOL CORPORATION
$  1,230,000  Term loan, maturing 5/19/06                                   $  1,225,217
-------------------------------------------------------------------------------------------
                                                                            $  1,225,217
-------------------------------------------------------------------------------------------

Computer Software & Services -- 0.8%
-------------------------------------------------------------------------------------------
              PAUL G. ALLEN
$  1,230,000  Term loan, maturing 6/10/03                                   $  1,221,160
-------------------------------------------------------------------------------------------
                                                                            $  1,221,160
-------------------------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 1.7%
-------------------------------------------------------------------------------------------
              BALL CORPORATION
$  1,230,000  Term loan, maturing 3/10/06                                   $  1,231,986
              SILGAN HOLDINGS INC.
   1,230,000  Term loan, maturing 6/30/05                                      1,209,244
-------------------------------------------------------------------------------------------
                                                                            $  2,441,230
-------------------------------------------------------------------------------------------

Containers & Packaging - Paper -- 3.7%
-------------------------------------------------------------------------------------------
              JEFFERSON SMURFIT CORPORATION
$  1,500,000  Term loan, maturing 3/31/05                                   $  1,495,500
   1,500,000  Term loan, maturing 3/24/06                                      1,503,647
              RIC HOLDING, INC.
     610,000  Term loan, maturing 2/28/04                                        612,357
     610,000  Term loan, maturing 8/28/04                                        612,357
              STONE CONTAINER CORPORATION
     410,000  Term loan, maturing 10/1/04                                        411,153
     410,000  Term loan, maturing 12/31/06                                       410,366
     410,000  Term loan, maturing 12/31/06                                       410,366
-------------------------------------------------------------------------------------------
                                                                            $  5,455,746
-------------------------------------------------------------------------------------------

Educational Services -- 0.8%
-------------------------------------------------------------------------------------------
              JOSTENS, INC.
$  1,220,000  Term loan, maturing 5/31/08                                   $  1,226,016
-------------------------------------------------------------------------------------------
                                                                            $  1,226,016
-------------------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.8%
-------------------------------------------------------------------------------------------
              GENTEK, INC.
$  1,220,000  Term loan, maturing 4/30/07                                   $  1,221,144
-------------------------------------------------------------------------------------------
                                                                            $  1,221,144
-------------------------------------------------------------------------------------------

Entertainment -- 1.7%
-------------------------------------------------------------------------------------------
              DREAMWORKS FILM TRUST
$  1,220,000  Term loan, maturing 12/31/06                                  $  1,228,769
              METRO-GOLDWYN-MAYER STUDIOS INC.
   1,230,000  Term loan, maturing 3/31/04                                      1,220,314
-------------------------------------------------------------------------------------------
                                                                            $  2,449,083
-------------------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 2.5%
-------------------------------------------------------------------------------------------
              DEL MONTE CORPORATION
$  1,220,000  Term loan, maturing 3/25/05                                   $  1,223,559
              FLEMING COMPANIES, INC.
   1,220,000  Term loan, maturing 7/25/04                                      1,162,638
              SWEETENERS HOLDINGS, INC.
   1,230,000  Term loan, maturing 6/30/07                                      1,230,769
-------------------------------------------------------------------------------------------
                                                                            $  3,616,966
-------------------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 1.5%
-------------------------------------------------------------------------------------------
              FISHER SCIENTIFIC INTERNATIONAL INC
$    610,000  Term loan, maturing 1/21/06                                   $    611,634
     610,000  Term loan, maturing 1/21/07                                        611,634
              STRYKER CORPORATION
   1,010,116  Term loan, maturing 12/10/06                                     1,015,483
-------------------------------------------------------------------------------------------
                                                                            $  2,238,751
-------------------------------------------------------------------------------------------

Health Care - Providers & Services -- 0.8%
-------------------------------------------------------------------------------------------
              COMMUNITY HEALTH SYSTEMS, INC.
$    410,000  Term loan, maturing 12/31/03                                  $    406,626
     410,000  Term loan, maturing 12/31/04                                       406,541
     410,000  Term loan, maturing 12/31/05                                       407,395
-------------------------------------------------------------------------------------------
                                                                            $  1,220,562
-------------------------------------------------------------------------------------------

Hotels -- 2.6%
-------------------------------------------------------------------------------------------
              STARWOOD HOTELS & RESORTS
$  2,500,000  Term loan, maturing 2/23/03                                   $  2,505,730
              Wyndham International, Inc.
   1,230,000  Term loan, maturing 6/30/04                                      1,229,146
-------------------------------------------------------------------------------------------
                                                                            $  3,734,876
-------------------------------------------------------------------------------------------

Household Furnish & Appliances -- 1.7%
-------------------------------------------------------------------------------------------
              SEALY MATTRESS COMPANY
$    410,000  Term loan, maturing 12/15/04                                  $    410,555
     410,000  Term loan, maturing 12/15/05                                       410,769
     410,000  Term loan, maturing 12/15/06                                       410,555
              SIMMONS COMPANY
     610,000  Term loan, maturing 10/30/05                                       611,754
     610,000  Term loan, maturing 10/30/06                                       611,754
-------------------------------------------------------------------------------------------
                                                                            $  2,455,387
-------------------------------------------------------------------------------------------

Household Products -- 0.8%
-------------------------------------------------------------------------------------------
              THE SCOTTS COMPANY
$  1,230,000  Term loan, maturing 6/30/06                                   $  1,236,689
-------------------------------------------------------------------------------------------

                                                                            $  1,236,689
-------------------------------------------------------------------------------------------

Insurance -- 1.5%
-------------------------------------------------------------------------------------------
              ACORDIA, INC.
$  1,000,000  Term loan, maturing 12/31/04                                    $  999,647
              WILLIS CORROON CORPORATION
     610,000  Term loan, maturing 2/19/08                                        610,254
     610,000  Term loan, maturing 8/19/08                                        610,254
-------------------------------------------------------------------------------------------
                                                                            $  2,220,155
-------------------------------------------------------------------------------------------

Machinery -- 0.8%
-------------------------------------------------------------------------------------------
              FLOWSERVE CORPORATION
$  1,220,000  Term loan, maturing 6/30/08                                   $  1,225,084
-------------------------------------------------------------------------------------------
                                                                            $  1,225,084
-------------------------------------------------------------------------------------------

Manufacturing -- 1.3%
-------------------------------------------------------------------------------------------
              DAYTON SUPERIOR CORPORATION
$    610,000  Term loan, maturing 9/29/05                                   $    612,288
              SPX CORPORATION
   1,230,000  Term loan, maturing 12/31/06                                     1,234,613
-------------------------------------------------------------------------------------------
                                                                            $  1,846,901
-------------------------------------------------------------------------------------------

Office Equipment & Supplies -- 0.8%
-------------------------------------------------------------------------------------------
              IRON MOUNTAIN, INC.
$  1,220,000  Term loan, maturing 2/28/06                                   $  1,230,675
-------------------------------------------------------------------------------------------
                                                                            $  1,230,675
-------------------------------------------------------------------------------------------

Paper & Forest Products -- 0.8%
-------------------------------------------------------------------------------------------
              PACIFICA PAPERS, INC.
$  1,230,000  Term loan, maturing 3/5/06                                    $  1,236,535
-------------------------------------------------------------------------------------------
                                                                            $  1,236,535
-------------------------------------------------------------------------------------------

Pharmaceuticals & Biotechnology -- 0.8%
-------------------------------------------------------------------------------------------
              BERGEN BRUNSWIG CORPORATION
$  1,230,000  Term loan, maturing 10/19/01                                  $  1,231,154
-------------------------------------------------------------------------------------------
                                                                            $  1,231,154
-------------------------------------------------------------------------------------------

Publishing & Printing -- 5.4%
-------------------------------------------------------------------------------------------
              AMERICAN MEDIA OPERATIONS INC.
$  1,230,000  Term loan, maturing 4/1/07                                    $  1,233,998
              HIF CORP.
   1,720,000  Term loan, maturing 12/31/04                                     1,724,300
              JOURNAL REGISTER COMPANY
   1,218,778  Term loan, maturing 9/30/06                                      1,208,113
              PRIMEDIA INC.
   1,230,000  Term loan, maturing 6/30/04                                      1,227,694
              REIMAN PUBLICATIONS
   1,230,000  Term loan, maturing 11/30/05                                     1,237,432
              THE MCCLATCHY COMPANY
   1,230,000  Term loan, maturing 9/10/07                                      1,225,810
-------------------------------------------------------------------------------------------
                                                                            $  7,857,347
-------------------------------------------------------------------------------------------

Real Estate -- 2.5%
-------------------------------------------------------------------------------------------
              AMERICAN TOWER, L.P.
$  1,230,000  Term loan, maturing 12/31/07                                  $  1,237,623
              CROWN CASTLE OPERATING COMPANY
   1,220,000  Term loan, maturing 3/31/08                                      1,224,957
              LENNAR CORPORATION
   1,216,950  Term loan, maturing 5/2/07                                       1,220,500
-------------------------------------------------------------------------------------------
                                                                            $  3,683,080
-------------------------------------------------------------------------------------------

REIT's -- 0.8%
-------------------------------------------------------------------------------------------
              CRESCENT REAL ESTATE FUNDING VIII
$  1,230,000  Term loan, maturing 5/30/08                                   $  1,223,850
-------------------------------------------------------------------------------------------
                                                                            $  1,223,850
-------------------------------------------------------------------------------------------

Restaurants -- 0.8%
-------------------------------------------------------------------------------------------
              AFC ENTERPRISES INC
$  1,230,000  Term loan, maturing 6/30/04                                   $  1,225,388
-------------------------------------------------------------------------------------------
                                                                            $  1,225,388
-------------------------------------------------------------------------------------------

Retail - Food & Drug -- 1.7%
-------------------------------------------------------------------------------------------
              PATHMARK STORES, INC.
$  1,230,000  Term loan, maturing 7/15/07                                   $  1,223,542
              SHOPPERS ACQUISITION CORPORATION
     610,000  Term loan, maturing 3/30/08                                        612,070
     610,000  Term loan, maturing 3/30/09                                        612,070
-------------------------------------------------------------------------------------------
                                                                            $  2,447,682
-------------------------------------------------------------------------------------------

Semiconductor Equipment & Products -- 0.8%
-------------------------------------------------------------------------------------------
              SEMICONDUCTOR COMPONENTS INDUSTRIES, LLC
$    610,000  Term loan, maturing 8/4/06                                    $    615,083
     610,000  Term loan, maturing 8/4/07                                         615,083
-------------------------------------------------------------------------------------------
                                                                            $  1,230,166
-------------------------------------------------------------------------------------------

Telecommunications - Wireline -- 0.8%
-------------------------------------------------------------------------------------------
              CINCINNATI BELL, INC.
$  1,230,000  Term loan, maturing 12/31/05                                  $  1,233,417
-------------------------------------------------------------------------------------------
                                                                            $  1,233,417
-------------------------------------------------------------------------------------------

Telecommunications-Wireless -- 9.6%
-------------------------------------------------------------------------------------------
              AMERICAN CELLULAR CORPORATION
$    610,000  Term loan, maturing 3/31/07                                   $    610,648
     610,000  Term loan, maturing 3/31/08                                        610,648
              CENTENNIAL CELLULAR CORP.
     610,000  Term loan, maturing 11/30/07                                       611,620
     610,000  Term loan, maturing 11/30/06                                       611,748
              DOBSON OPERATING COMPANY
   1,220,000  Term loan, maturing 12/31/07                                     1,220,889
              MICROCELL CONNEXIONS
   1,230,000  Term loan, maturing 3/1/06                                       1,227,310
              NEXTEL COMMUNICATIONS, INC.
   3,000,000  Term loan, maturing 3/31/09                                      2,994,546
              RURAL CELLULAR CORPORATION
     610,000  Term loan, maturing 4/6/08                                         610,191
     610,000  Term loan, maturing 4/6/09                                         610,191
              TELECORP PCS
   1,220,000  Term loan, maturing 1/17/07                                      1,218,729
              VOICESTREAM VENDOR FACILITY
   2,500,000  Term loan, maturing 6/30/09                                      2,486,720
              WESTERN WIRELESS
   1,230,000  Term loan, maturing 9/30/08                                      1,234,173
-------------------------------------------------------------------------------------------
                                                                            $ 14,047,413
-------------------------------------------------------------------------------------------

Utilities -- 1.2%
-------------------------------------------------------------------------------------------
              WESTERN RESOURCES INC.
$  1,730,000  Term loan, maturing 3/17/03                                   $  1,742,975
-------------------------------------------------------------------------------------------
                                                                            $  1,742,975
-------------------------------------------------------------------------------------------
Total Senior, Secured, Floating Rate Interests
  (identified cost, $100,936,009)                                           $100,767,125
-------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 29.0%

PRINCIPAL
AMOUNT                SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------
$  6,355,000  American Express, 6.5%, 11/9/00                               $  6,345,820
   6,301,000  CIT Group Holdings, 6.64%, 11/1/00                               6,301,000
   6,355,000  Delaware Funding Corp., 6.51%, 11/16/00                          6,337,762
   6,000,000  Ford Motor Credit Corp., 6.5%, 11/10/00                          5,990,250
   6,302,000  General Electric Capital, 6.65%, 11/1/00                         6,302,000
   6,000,000  General Motors Acceptance Corp., 6.5%, 11/7/00                   5,993,500
   5,055,000  Prudential Funding Corp., 6.5%, 11/3/00                          5,053,175
-------------------------------------------------------------------------------------------

Total Commercial Paper
  (amortized cost, $42,323,507)                                             $ 42,323,507
-------------------------------------------------------------------------------------------

Total Investments
  (identified cost, $143,259,516)                                           $143,090,632
-------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.9%                                      $  2,805,448
-------------------------------------------------------------------------------------------

Total Net Assets -- 100.0%                                                  $145,896,080
-------------------------------------------------------------------------------------------

(1) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.

Floating Rate Portfolio as of October 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2000

Assets
-------------------------------------------------------------------------------
Investments, at value
  (identified cost, $143,259,516)                                  $143,090,632
Cash                                                                  2,041,328
Receivable for investments sold                                         222,364
Interest receivable                                                     546,360
Receivable from the Investment Adviser                                   27,282
-------------------------------------------------------------------------------
Total assets                                                       $145,927,966
-------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Accrued expenses                                                   $     31,886
-------------------------------------------------------------------------------
Total liabilities                                                  $     31,886
-------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $145,896,080
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $146,064,964
Net unrealized depreciation (computed on the
  basis on identified cost)                                            (168,884)
-------------------------------------------------------------------------------
Total                                                              $145,896,080
-------------------------------------------------------------------------------



STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2000(1)

Investment Income
-------------------------------------------------------------------------------
Interest                                                           $    994,205
Miscellaneous                                                             3,718
-------------------------------------------------------------------------------
Total investment income                                            $    997,923
-------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $     64,976
Legal and accounting services                                            22,000
Miscellaneous                                                             5,650
-------------------------------------------------------------------------------
Total expenses                                                     $     92,626
-------------------------------------------------------------------------------

Deduct --
  Reduction of investment adviser fee                              $     60,740
  Allocation of expenses to the Investment Adviser                       27,282
-------------------------------------------------------------------------------
Total expense reductions                                           $     88,022
-------------------------------------------------------------------------------
Net expenses                                                       $      4,604
-------------------------------------------------------------------------------
Net investment income                                              $    993,319
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized (loss) --
  Investments transactions (identified cost basis)                 $     (5,550)
-------------------------------------------------------------------------------
Net realized loss                                                  $     (5,550)
-------------------------------------------------------------------------------
Change in unrealized (depreciation) --
  Investments (identified cost basis)                              $   (168,884)
-------------------------------------------------------------------------------
Net change in unrealized (depreciation)                            $   (168,884)
-------------------------------------------------------------------------------

Net realized and unrealized loss                                   $   (174,434)
-------------------------------------------------------------------------------

Net increase in net assets from operations                         $    818,885
-------------------------------------------------------------------------------

(1) For the period from the start of business, September 5, 2000, to October 31, 2000.

Floating Rate Portfolio as of October 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                         PERIOD ENDED
IN NET ASSETS                                               OCTOBER 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
  Net investment income                                          $  993,319
  Net realized loss                                                  (5,550)
  Net change in unrealized (depreciation)                          (168,884)
-------------------------------------------------------------------------------
Net increase in net assets from operations                        $  818,885
-------------------------------------------------------------------------------
Capital transactions --
  Contributions                                              $  145,938,800
  Withdrawals                                                      (861,605)
-------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                                       $  145,077,195
-------------------------------------------------------------------------------
Net increase in net assets                                   $  145,896,080
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                                       $       --
-------------------------------------------------------------------------------
At end of period                                             $  145,896,080
-------------------------------------------------------------------------------

(1) For the period from the start of business, September 5, 2000, to October 31, 2000.

Floating Rate Portfolio as of October 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        PERIOD ENDED
Ratios/Supplementary Data+                                              OCTOBER 31, 2000(1)
----------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
    Net expenses                                                            0.04%(2)
    Net investment income                                                   8.49%(2)
Portfolio Turnover                                                             3%
--------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                               $145,896
--------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and a allocation of expenses to the
  Investment Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses                                                                0.79%(2)
    Net investment income                                                   7.74%(2)
--------------------------------------------------------------------------------------

(1) For the period from the start of business, September 5, 2000, to October 31, 2000.
(2) Annualized.

Floating Rate Portfolio as of October 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  The Floating Rate Portfolio (the Portfolio) is registered under the
  Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- The Portfolio's investments are in interests in senior secured floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations.

  E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% annually of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level.
  For the period from the start of business, September 5, 2000 to October 31, 2000, the fee was equivalent to 0.575% (annualized) of the Portfolio's average net assets for such period and amounted to $64,976. To enhance the net income of the Portfolio the Adviser made a reduction of the investment adviser fee of $60,740. In addition, the investment adviser was allocated $27,282 of the Portfolio's operating expenses.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, September 5, 2000 to October 31, 2000, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  During the period ended October 31, 2000 the Portfolio engaged in purchase transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to 97,540,000.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the period from the start of business, September 5, 2000 to October 31, 2000 aggregated $102,405,878 and $1,462,000 respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with another portfolio managed by BMR in a $600 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of October 31, 2000, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, September 5, 2000 to October 31, 2000.

5 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at October 31, 2000, as computed on a federal income tax basis, were as follows:

  AGGREGATE COST                                               $143,259,516
  ---------------------------------------------------------------------------
  GROSS UNREALIZED APPRECIATION                                $     29,830
  GROSS UNREALIZED DEPRECIATION                                    (198,714)
  ---------------------------------------------------------------------------
  NET UNREALIZED DEPRECIATION                                  $   (168,884)
  ---------------------------------------------------------------------------

Floating Rate Portfolio as of October 31, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Floating Rate Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Floating Rate Portfolio (the Portfolio) as of October 31, 2000, and the related statements of operations, the changes in net assets, and the supplementary data for the period from the start of business, September 5, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at October 31, 2000 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Floating Rate Portfolio at October 31, 2000, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, September 5, 2000 to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               December 15, 2000

FLOATING RATE PORTFOLIO

          OFFICERS                            TRUSTEES

          JAMES B. HAWKES                     JESSICA M. BIBLIOWICZ
          President and Trustee               President and Chief Executive
                                              Officer, National Financial
          SCOTT H. PAGE                       Partners
          Vice President and Co-Portfolio
          Manager                             DONALD R. DWIGHT
                                              President, Dwight Partners, Inc.
          PAYSON F. SWAFFIELD
          Vice President and Co-Portfolio     SAMUEL L. HAYES,III
          Manager                             Jacob H. Schiff Professor of
                                              Investment Banking Emeritus,
          JAMES L. O'CONNOR                   Harvard University Graduate School
          Treasurer                           of Business Administration

          ALAN R. DYNNER                      NORTON H. REAMER
          Secretary                           Chairman and Chief Operating
                                              Officer Hellman, Jordan Management
                                              Co., Inc. President,
                                              Jordan Simmons Capital LLC and
                                              Unicorn Corporation

                                              LYNN A. STOUT
                                              Professor of Law, Georgetown
                                              University Law Center

                                              JACK L. TREYNOR
                                              Investment Adviser and Consultant